INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES
6.	INVENTORIES

	As of December 31
	2013	2014
Inventories
Finished goods	12,786	12,749
Raw materials	1,021	970
Work in process	5	-
	13,812	13,719

The finished goods included consignment inventories of $2,524 and $7,438 as of December 31, 2013 and 2014, respectively. The inventory reserve was $3,793 and $3,971 as of December 31, 2013 and 2014, respectively. The cost of revenue of sold inventories which purchased from related parties was $308 and $1,608 for the year ended December 31, 2013 and 2014, respectively.